Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Text Block]
GOODWILL AND OTHER INTANGIBLE ASSETS

Goodwill

The changes in our carrying amount of goodwill for the years ended December 31, 2014 and 2013 by operating segment are as follows:

	Vertically Integrated Utilities	AEP River Operations	Generation and Marketing	AEP Consolidated
	(in millions)
Balance as of December 31, 2012	$37	$39	$15	$91
Impairment Losses	—	—	—	—
Balance as of December 31, 2013	37	39	15	91
Impairment Losses	—	—	—	—
Balance as of December 31, 2014	$37	$39	$15	$91

In the fourth quarters of 2014 and 2013, we performed our annual impairment tests.  The fair values of the operations with goodwill were estimated using cash flow projections and other market value indicators.  There were no goodwill impairment losses.  We do not have any accumulated impairment on existing goodwill.

Other Intangible Assets

Acquired intangible assets subject to amortization were $5 million and $10 million as of December 31, 2014 and 2013, respectively, net of accumulated amortization and are included in Deferred Charges and Other Noncurrent Assets on the balance sheets.  The amortization life, gross carrying amount and accumulated amortization by major asset class are as follows:

		December 31,
		2014		2013
	Amortization Life	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
	(in years)	(in millions)
Acquired Customer Contracts	5	$58	$53	$58	$48

Amortization of intangible assets was $5 million, $14 million and $34 million for the years ended December 31, 2014, 2013 and 2012, respectively.  Our estimated total amortization is $3 million and $2 million for 2015 and 2016, respectively.